Document and Entity Information	Aug. 31, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	OraSure Technologies, Inc.
Entity Central Index Key	0001116463
Entity Emerging Growth Company	false
Entity File Number	001-16537
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	36-4370966
Entity Address Address Line1	220 East First Street
Entity Address City Or Town	Bethlehem
Entity Address State Or Province	PA
Entity Address Postal Zip Code	18015-1360
City Area Code	610
Local Phone Number	882-1820
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Common Stock, $0.000001 par value per share
Trading Symbol	OSUR
Security Exchange Name	NASDAQ